Warrant Derivative	6 Months Ended
Mar. 31, 2026
Warrant Derivative [Abstract]
WARRANT DERIVATIVE

Note 8 WARRANT DERIVATIVE

On September 9, 2024, the Group entered into a Securities Purchase Agreement with certain accredited investors for a private placement offering (“Private Placement”), pursuant to which the Group received gross proceeds of approximately $3,000,000, before deducting any offering expenses, in consideration of (i) 5,454,545 Class A Ordinary Shares; (ii) Series A ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares with an initial exercise price of $0.605 per share. (“Series A Warrants”), and (iii) Series B ordinary warrants to purchase up to 4,090,909 Class A Ordinary Shares with an initial exercise price of $0.715 per share. (“Series B Warrants”). The Private Placement closed on October 14, 2024. On January 18, 2025, Series A and Series B warrants were fully exercised in cashless basis at market value of $1.69 per share respectively. The Group newly issued 2,626,412 and 2,360,140 class A ordinary shares for the cashless exercise of Series A and Series B warrants respectively.

On November 5, 2024, the Group entered into a definitive acquisition agreement, pursuant to which the Group will purchase all shares of InnoSphere Tech Inc., a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$2,100,000 in the form of 3,500,000 newly issued Class B Ordinary Shares at a price per Class B ordinary share of US$0.60. The Group also granted warrants to purchase 2,625,000 Class A Ordinary Shares of the Group at an exercise price per share equal to US$0.72. The transaction closed on December 16, 2024. No warrants were exercise relating to this transaction by the release date of the financial statements.

 On November 12, 2024, the Group entered into a definitive acquisition agreement pursuant to which PWM will purchase all shares of Tokyo Bay Management Inc. (“Tokyo Bay”), a company incorporated under the laws of the British Virgin Islands. The total purchase price is US$1,500,000 in the form of 2,500,000 newly issued Class B Ordinary Shares of the Group at a price per Class B Ordinary Share of US$0.60. The Company also granted warrants to purchase 1,875,000 Class A Ordinary Shares of the Group at an exercise price per share equal to US$0.72. The transaction also closed on December 16, 2024. No warrants were exercise relating to this transaction by the release date of the financial statements.

On October 7, 2025, the Group entered into Warrant Termination Agreements with all previous warrant holders and all previously outstanding warrants were cancelled and are no longer exercisable.